Quarterly Holdings Report
for
Fidelity® SAI Investment Grade Securitized Fund
May 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IVG-NPRT3-0724
1.9908925.100
U.S. Treasury Obligations - 3.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
4.125% 8/15/53	3,740,000	3,430,281
4.25% 2/15/54	510,000	478,364
4.625% 5/15/54	930,000	928,838
U.S. Treasury Notes:
3.5% 4/30/30	50,000	47,393
4% 1/15/27	32,880,000	32,293,041
4.25% 2/28/31	1,170,000	1,153,136
4.5% 4/15/27	10,950,000	10,896,961
4.5% 5/15/27	200,000	199,063
TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,908,085)		49,427,077

U.S. Government Agency - Mortgage Securities - 143.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 30.2%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 5.945% 4/1/37 (b)(c)	7,040	7,137
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (b)(c)	1,932	1,959
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.94% 3/1/36 (b)(c)	5,860	5,962
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (b)(c)	1,380	1,413
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.162% 11/1/36 (b)(c)	1,641	1,670
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 6.193% 5/1/36 (b)(c)	1,046	1,063
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.710% 5.857% 8/1/35 (b)(c)	15,959	16,313
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 6.028% 3/1/40 (b)(c)	5,699	5,826
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (b)(c)	7,611	7,810
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.038% 7/1/35 (b)(c)	1,553	1,580
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.051% 12/1/40 (b)(c)	169,377	173,728
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (b)(c)	12,609	12,884
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.304% 2/1/42 (b)(c)	7,902	8,076
U.S. TREASURY 1 YEAR INDEX + 2.200% 6.583% 3/1/35 (b)(c)	1,529	1,542
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (b)(c)	11,247	11,387
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.403% 10/1/33 (b)(c)	2,475	2,505
1.5% 11/1/35 to 7/1/51	25,987,161	20,048,497
2% 2/1/28 to 3/1/52 (d)	121,405,621	100,156,911
2.5% 1/1/30 to 1/1/52	116,183,591	98,254,105
3% 2/1/31 to 3/1/52	55,175,882	48,269,033
3.5% 7/1/34 to 10/1/52	50,676,867	45,491,477
4% 2/1/38 to 8/1/52	44,562,867	41,573,837
4.5% 5/1/25 to 11/1/52	23,990,939	22,604,322
5% 3/1/33 to 4/1/53 (e)	21,826,762	21,251,206
5.288% 8/1/41 (b)	85,300	83,774
5.5% 9/1/52 to 4/1/54	19,327,107	19,054,441
6% 9/1/52 to 5/1/54	34,296,986	34,435,015
6.5% 2/1/27 to 3/1/54	15,267,911	15,704,030
6.712% 2/1/39 (b)	29,834	30,223
7% to 7% 7/1/26 to 5/1/30	40,541	41,423
7.5% to 7.5% 8/1/25 to 9/1/32	59,964	63,059
8% 3/1/37	4,836	5,069
9% 10/1/30	15,255	16,114
TOTAL FANNIE MAE		467,343,391
Freddie Mac - 20.6%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.824% 3/1/36 (b)(c)	19,664	19,874
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 12/1/40 (b)(c)	57,839	58,821
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (b)(c)	20,700	21,115
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.189% 10/1/42 (b)(c)	9,226	9,384
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.711% 6/1/33 (b)(c)	15,596	15,974
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.885% 6/1/37 (b)(c)	53,166	54,121
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (b)(c)	10,107	10,374
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (b)(c)	15,257	15,639
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.500% 8.185% 10/1/35 (b)(c)	893	917
U.S. TREASURY 1 YEAR INDEX + 2.230% 5.356% 5/1/34 (b)(c)	330	335
1.5% 7/1/35 to 6/1/51	18,917,159	14,895,401
2% 3/1/36 to 4/1/52	96,071,693	80,596,102
2.5% 1/1/30 to 4/1/52	75,181,321	63,005,385
3% 12/1/30 to 8/1/52 (f)	44,910,113	38,751,378
3.5% 3/1/32 to 10/1/52 (g)	27,467,712	24,686,713
4% 1/1/36 to 10/1/52	24,256,205	22,341,095
4% 4/1/48	4,449	4,117
4.5% 7/1/25 to 4/1/53	10,872,151	10,359,104
5% 7/1/33 to 8/1/53	14,812,632	14,393,873
5.5% 9/1/52 to 3/1/54 (f)	35,211,017	34,812,251
6% 11/1/28 to 4/1/54	10,286,674	10,387,913
6.5% 9/1/24 to 1/1/54 (f)	4,497,761	4,633,194
7% 3/1/26 to 9/1/36	69,504	71,826
7.5% 1/1/27 to 7/1/34	134,993	141,509
TOTAL FREDDIE MAC		319,286,415
Ginnie Mae - 34.0%
3% 6/15/42 to 4/15/45	786,968	697,134
3.5% 9/20/40 to 7/20/46	2,392,479	2,177,504
4% 7/20/33 to 10/20/52	25,679,058	23,711,756
4.5% 4/20/35 to 3/20/46	2,360,298	2,284,671
5% 5/15/39 to 4/20/48	670,622	665,470
5.5% 12/15/38 to 9/15/39	59,088	60,176
6.5% 10/15/34 to 7/15/36	22,869	23,507
7% to 7% 1/15/26 to 4/20/32	58,167	59,791
7.5% to 7.5% 12/15/26 to 11/15/29	10,887	11,108
8% 12/15/24 to 10/15/25	1,514	1,519
8.5% 11/15/27 to 10/15/28	2,805	2,861
2% 10/20/50 to 3/20/52	35,356,551	28,331,629
2% 6/1/54 (h)	14,050,000	11,249,533
2% 6/1/54 (h)	9,800,000	7,846,649
2% 6/1/54 (h)	7,100,000	5,684,817
2% 6/1/54 (h)	28,000,000	22,418,998
2% 6/1/54 (h)	750,000	600,509
2% 6/1/54 (h)	14,050,000	11,249,533
2% 6/1/54 (h)	28,200,000	22,579,134
2% 6/1/54 (h)	5,925,000	4,744,020
2% 7/1/54 (h)	28,400,000	22,760,348
2.5% 8/20/51 to 1/20/52	27,038,549	22,229,151
2.5% 6/1/54 (h)	50,000	41,646
2.5% 6/1/54 (h)	25,450,000	21,198,038
2.5% 6/1/54 (h)	25,475,000	21,218,861
2.5% 7/1/54 (h)	25,500,000	21,255,622
3% 6/1/54 (h)	27,800,000	24,012,317
3% 6/1/54 (h)	20,850,000	18,009,238
3% 6/1/54 (h)	9,700,000	8,378,398
3% 6/1/54 (h)	9,200,000	7,946,522
3.5% 6/1/54 (h)	16,625,000	14,829,445
3.5% 6/1/54 (h)	8,300,000	7,403,573
3.5% 6/1/54 (h)	3,325,000	2,965,889
3.5% 6/1/54 (h)	4,025,000	3,590,287
3.5% 6/1/54 (h)	3,325,000	2,965,889
3.5% 7/1/54 (h)	16,650,000	14,859,551
3.5% 7/1/54 (h)	18,950,000	16,912,221
4.5% 6/1/54 (h)	21,100,000	19,933,862
4.5% 7/1/54 (h)	21,100,000	19,923,016
5% 6/1/54 (h)	17,050,000	16,537,840
5% 6/1/54 (h)	8,350,000	8,099,177
5.5% 6/1/54 (h)	150,000	148,759
5.5% 6/1/54 (h)	250,000	247,932
5.5% 7/1/54 (h)	200,000	198,135
5.5% 7/1/54 (h)	200,000	198,135
6% 6/1/54 (h)	6,700,000	6,744,071
6% 6/1/54 (h)	5,375,000	5,410,356
6% 6/1/54 (h)	8,100,000	8,153,280
6% 6/1/54 (h)	4,800,000	4,831,573
6% 6/1/54 (h)	8,300,000	8,354,596
6% 6/1/54 (h)	8,275,000	8,329,431
6% 6/1/54 (h)	9,525,000	9,587,654
6% 7/1/54 (h)	12,900,000	12,961,674
6% 7/1/54 (h)	925,000	929,422
6% 7/1/54 (h)	8,300,000	8,339,681
6% 7/1/54 (h)	6,700,000	6,732,032
6% 7/1/54 (h)	5,375,000	5,400,697
TOTAL GINNIE MAE		526,038,638
Uniform Mortgage Backed Securities - 58.5%
2% 6/1/54 (h)	105,150,000	81,055,813
2% 6/1/54 (h)	16,900,000	13,027,515
2% 6/1/54 (h)	13,725,000	10,580,038
2% 6/1/54 (h)	27,650,000	21,314,249
2% 6/1/54 (h)	12,150,000	9,365,936
2% 6/1/54 (h)	7,025,000	5,415,284
2% 6/1/54 (h)	19,050,000	14,684,862
2% 6/1/54 (h)	7,250,000	5,588,727
2% 6/1/54 (h)	11,000,000	8,479,448
2% 6/1/54 (h)	8,550,000	6,590,844
2% 6/1/54 (h)	12,100,000	9,327,393
2% 6/1/54 (h)	12,700,000	9,789,908
2% 6/1/54 (h)	2,150,000	1,657,347
2% 6/1/54 (h)	5,900,000	4,548,068
2% 6/1/54 (h)	3,100,000	2,389,663
2% 6/1/54 (h)	35,500,000	27,365,491
2% 6/1/54 (h)	11,750,000	9,057,592
2% 7/1/54 (h)	20,100,000	15,510,752
2% 7/1/54 (h)	116,900,000	90,209,298
2% 7/1/54 (h)	35,500,000	27,394,612
2% 7/1/54 (h)	27,100,000	20,912,506
2.5% 6/1/54 (h)	5,400,000	4,357,337
2.5% 6/1/54 (h)	13,175,000	10,631,095
2.5% 6/1/54 (h)	3,725,000	3,005,755
2.5% 6/1/54 (h)	10,100,000	8,149,833
2.5% 6/1/54 (h)	40,175,000	32,417,778
2.5% 6/1/54 (h)	11,000,000	8,876,056
2.5% 6/1/54 (h)	21,750,000	17,550,384
2.5% 6/1/54 (h)	10,950,000	8,835,710
2.5% 6/1/54 (h)	16,600,000	13,394,776
2.5% 6/1/54 (h)	300,000	242,074
2.5% 6/1/54 (h)	1,400,000	1,129,680
2.5% 7/1/54 (h)	13,150,000	10,620,169
2.5% 7/1/54 (h)	54,900,000	44,338,195
2.5% 7/1/54 (h)	13,175,000	10,640,359
3% 6/1/54 (h)	20,200,000	16,979,051
3% 6/1/54 (h)	6,650,000	5,589,638
3% 6/1/54 (h)	900,000	756,492
3% 6/1/54 (h)	500,000	420,274
3% 6/1/54 (h)	450,000	378,246
3% 6/1/54 (h)	2,600,000	2,185,422
3% 7/1/54 (h)	3,600,000	3,027,798
3% 7/1/54 (h)	2,100,000	1,766,215
3% 7/1/54 (h)	12,000,000	10,092,659
3.5% 6/1/54 (h)	46,675,000	40,900,808
3.5% 6/1/54 (h)	46,675,000	40,900,808
3.5% 7/1/54 (h)	4,325,000	3,786,910
3.5% 7/1/54 (h)	2,000,000	1,751,172
3.5% 7/1/54 (h)	17,350,000	15,191,421
4% 6/1/54 (h)	4,000,000	3,627,967
4% 6/1/54 (h)	7,850,000	7,119,886
4% 6/1/54 (h)	4,100,000	3,718,666
4% 6/1/54 (h)	3,750,000	3,401,219
4% 7/1/54 (h)	4,650,000	4,218,965
4.5% 6/1/54 (h)	700,000	655,293
4.5% 6/1/54 (h)	4,800,000	4,493,440
4.5% 6/1/54 (h)	25,000,000	23,403,335
4.5% 6/1/54 (h)	9,800,000	9,174,107
5.5% 6/1/54 (h)	4,350,000	4,278,801
6% 6/1/54 (h)	8,100,000	8,110,438
6% 6/1/54 (h)	17,175,000	17,197,132
6% 6/1/54 (h)	17,200,000	17,222,164
6% 6/1/54 (h)	20,650,000	20,676,610
6% 6/1/54 (h)	13,775,000	13,792,750
6% 6/1/54 (h)	6,850,000	6,858,827
6% 7/1/54 (h)	31,150,000	31,177,973
6% 7/1/54 (h)	10,900,000	10,909,788
6.5% 6/1/54 (h)	4,100,000	4,167,425
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		906,386,247
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,240,584,980)		2,219,054,691

Asset-Backed Securities - 4.6%
	Principal Amount (a)	Value ($)
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/29 (i)	578,000	578,630
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	766,000	761,577
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (i)	277,000	275,981
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	2,500,000	2,334,106
Series 2023-A1 Class A, 4.42% 5/15/28	7,730,000	7,609,111
CarMax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	1,494,315	1,493,235
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/29	532,000	533,476
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	377,000	380,687
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (i)	133,562	130,703
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/29 (i)	713,000	709,453
Chesapeake Funding II LLC:
Series 2023-2A Class A1, 6.16% 10/15/35 (i)	239,022	240,327
Series 2024-1A Class A1, 5.52% 5/15/36 (i)	845,488	843,591
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (i)	890,000	888,174
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28 (j)	1,500,000	1,473,594
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (i)	178,890	179,063
Class A3, 5.64% 2/22/28 (i)	171,000	171,534
DLLAD:
Series 2023-1A Class A3, 4.79% 1/20/28 (i)	1,400,000	1,382,941
Series 2024-1A Class A3, 5.3% 7/20/29 (i)	230,000	229,747
Enterprise Fleet Financing Series 2024-2:
Class A2, 5.74% 12/20/26 (i)	707,000	707,960
Class A3, 5.61% 4/20/28 (i)	483,000	483,673
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (i)	596,000	601,724
Ford Credit Auto Owner Trust:
Series 2018-1 Class A, 3.19% 7/15/31 (i)	5,400,000	5,316,740
Series 2020-2 Class A, 1.06% 4/15/33 (i)	4,600,000	4,328,480
Ford Credit Floorplan Master Owner Trust:
Series 2023-1 Class A1, 4.92% 5/15/28 (i)	740,000	732,601
Series 2024-1 Class A1, 5.29% 4/15/29 (i)	3,000,000	3,001,574
GM Financial Automobile Leasing Trust Series 2023-2 Class A2A, 5.44% 10/20/25	72,750	72,702
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	359,000	359,518
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	174,000	173,762
Gm Financial Revolving Receiva Series 2024-1 Class A, 4.98% 12/11/36 (i)	2,113,000	2,091,616
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/28 (i)	1,296,000	1,293,073
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (i)	10,481	7,574
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	243,000	241,369
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	1,000,000	1,000,184
Hyundai Auto Lease Securitizat Series 2024-B Class A3, 5.41% 5/17/27 (i)	1,277,000	1,278,842
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/29	802,000	796,979
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (i)	170,543	170,650
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (i)	275,000	275,021
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28	818,000	817,299
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (i)	1,526,806	1,533,368
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (i)	1,410,000	1,399,264
OBX Trust Series 2024-HYB1 Class A1, 3.5575% 3/25/53 (b)(i)	6,661,160	6,325,975
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (i)	728,000	727,672
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (i)	159,574	159,696
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/29 (i)	415,000	414,423
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (i)	972,791	840,400
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (i)	324,000	323,215
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (i)	1,378,000	1,379,581
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (i)	272,000	270,537
Series 2024-A Class A3, 5.25% 4/20/27 (i)	774,000	771,653
Vcat 2021-Npl5 LLC Series 2021-NPL5 Class A1, 1.8677% 8/25/51 (b)(i)	715,417	695,830
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A3, 5.21% 6/21/27	681,000	678,862
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/29	4,002,000	3,982,493
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (i)	1,804,000	1,819,907
Series 2024-1A Class A1, 5.49% 2/18/39 (i)	3,765,000	3,756,811
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (i)	437,826	461,915
World Omni Auto Receivables Trust:
Series 2023 B Class A3, 4.66% 5/15/28	288,000	284,915
Series 2023-C Class A3, 5.15% 11/15/28	214,000	213,090
Series 2024-B Class A3, 5.27% 9/17/29	1,500,000	1,497,383
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	157,494	157,391
TOTAL ASSET-BACKED SECURITIES (Cost $71,451,874)		71,661,652

Collateralized Mortgage Obligations - 9.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 1.1%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (i)	202,843	194,757
Series 2021-E Class A1, 1.74% 12/25/60 (i)	1,730,291	1,466,446
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(i)	78,744	77,284
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (i)	838,898	823,475
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(i)	11,517	11,404
CSMC:
floater Series 2015-1R Class 6A1, CME Term SOFR 1 Month Index + 0.390% 4.3318% 5/27/37 (b)(c)(i)	102,473	100,130
Series 2014-3R Class 2A1, CME Term SOFR 1 Month Index + 0.810% 0% 5/27/37 (b)(c)(i)(k)	70,297	7
Gs Mtg-Backed Securities Trust 2024-Rpl Series 2024-RPL2 Class A1, 3.75% 7/25/61 (i)	976,950	923,220
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (i)	926,166	849,166
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (i)	317,747	297,908
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (i)	896,407	808,964
Nymt Loan Trust 2024-Cp1 sequential payer Series 2024-CP1 Class A1, 3.75% 2/25/68 (i)	1,264,786	1,153,540
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (i)	49,961	48,016
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (i)	105,734	100,261
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (i)	128,905	113,975
Pret 2024-Rpl1 Trust sequential payer Series 2024-RPL1 Class A1, 3.9% 10/25/63 (i)	2,122,385	1,985,654
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(i)	800,000	752,880
PRPM, LLC Series 2024-RPL1 Class A1, 4.2% 12/25/64 (i)	7,249,884	6,894,263
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (i)	117,981	115,141
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (i)	300,329	281,749
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0794% 9/25/43 (b)(c)	251,460	239,356
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.3888% 9/25/33 (b)	30,648	29,734
TOTAL PRIVATE SPONSOR		17,267,330
U.S. Government Agency - 7.9%
Fannie Mae:
floater Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6618% 12/25/33 (b)(j)(l)	26,789	3,346
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	23,013	23,139
Series 1999-32 Class PL, 6% 7/25/29	30,997	31,022
Series 1999-33 Class PK, 6% 7/25/29	22,359	22,369
Series 2001-52 Class YZ, 6.5% 10/25/31	3,835	3,878
Series 2005-39 Class TE, 5% 5/25/35	59,424	58,735
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.4106% 8/25/35 (b)(c)(l)	1,660	1,628
Series 2012-149:
Class DA, 1.75% 1/25/43	26,308	23,782
Class GA, 1.75% 6/25/42	31,101	27,921
Series 2021-68 Class KJ, 2.25% 10/25/51	4,873,655	4,104,058
Series 2021-69 Class JK, 1.5% 10/25/51	428,011	346,593
Series 2022-20 Class HC, 2.5% 4/25/52	4,704,957	4,131,088
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	27,734	27,782
Series 2001-31 Class ZC, 6.5% 7/25/31	10,781	10,777
Series 2002-16 Class ZD, 6.5% 4/25/32	6,889	6,973
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1118% 11/25/32 (b)(j)(l)	4,337	87
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	3,986	60
Series 2013-88 Class ZE, 3% 7/25/43	6,987,035	5,923,092
Series 2020-101 Class BA, 1.5% 9/25/45	445,310	374,052
Series 2020-3 Class DZ, 3.5% 2/25/40	6,366,698	5,803,662
Series 2020-43 Class MA, 2% 1/25/45	970,990	862,985
Series 2020-49 Class JA, 2% 8/25/44	165,268	147,984
Series 2020-51 Class BA, 2% 6/25/46	6,282,958	5,292,270
Series 2020-80 Class BA, 1.5% 3/25/45	693,533	585,992
Series 2021-65 Class GA, 2% 7/25/49	11,395,008	8,979,238
Series 2021-68 Class A, 2% 7/25/49	344,818	264,808
Series 2021-85 Class L, 2.5% 8/25/48	191,014	162,574
Series 2021-95:
Class 0, 2.5% 9/25/48	300,371	256,456
Class BA, 2.5% 6/25/49	451,268	384,583
Series 2021-96:
Class AH, 2.5% 3/25/49	3,455,542	2,979,020
Class HA, 2.5% 2/25/50	301,890	256,674
Series 2022-1 Class KA, 3% 5/25/48	288,923	256,738
Series 2022-11 Class B, 3% 6/25/49	534,128	477,987
Series 2022-13:
Class HA, 3% 8/25/46	720,190	654,744
Class JA, 3% 5/25/48	414,053	371,949
Series 2022-3:
Class D, 2% 2/25/48	730,839	631,554
Class N, 2% 10/25/47	2,343,932	1,988,822
Series 2022-30 Class E, 4.5% 7/25/48	838,638	801,974
Series 2022-4 Class B, 2.5% 5/25/49	220,682	187,898
Series 2022-49 Class TC, 4% 12/25/48	265,584	248,998
Series 2022-5:
Class 0, 2.5% 6/25/48	475,520	410,036
Class BA, 2.5% 12/25/49	6,441,709	5,380,712
Class DA, 2.25% 11/25/47	1,390,339	1,202,819
Series 2022-7:
Class A, 3% 5/25/48	411,873	365,997
Class E, 2.5% 11/25/47	435,456	381,671
Series 2022-9 Class BA, 3% 5/25/48	564,142	501,276
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2018% 12/25/36 (b)(j)(l)	17,227	1,435
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0018% 5/25/37 (b)(j)(l)	8,702	797
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6618% 3/25/33 (b)(j)(l)	5,268	469
Series 2005-79 Class ZC, 5.9% 9/25/35	57,463	57,053
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.9907% 6/25/37 (b)(c)(l)	30,599	34,328
Series 2007-66 Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9707% 7/25/37 (b)(c)(l)	5,863	6,097
Series 2010-135 Class ZA, 4.5% 12/25/40	22,340	21,509
Series 2010-150 Class ZC, 4.75% 1/25/41	229,866	221,415
Series 2010-95 Class ZC, 5% 9/25/40	484,235	473,638
Series 2011-4 Class PZ, 5% 2/25/41	80,690	75,572
Series 2011-67 Class AI, 4% 7/25/26 (j)	1,472	26
Series 2012-100 Class WI, 3% 9/25/27 (j)	62,794	1,973
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1118% 6/25/41 (b)(j)(l)	3,448	15
Series 2013-133 Class IB, 3% 4/25/32 (j)	17,101	243
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6118% 1/25/44 (b)(j)(l)	30,112	2,581
Series 2013-51 Class GI, 3% 10/25/32 (j)	31,453	1,528
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2818% 6/25/35 (b)(j)(l)	48,644	2,969
Series 2015-42 Class IL, 6% 6/25/45 (j)	181,055	28,913
Series 2015-70 Class JC, 3% 10/25/45	235,156	217,960
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	109,575	17,656
Series 2020-45 Class JL, 3% 7/25/40	46,314	40,869
Series 2020-96 Class A, 1.5% 1/25/51	13,622,323	10,329,167
Series 2021-59 Class H, 2% 6/25/48	194,418	153,451
Series 2021-66:
Class DA, 2% 1/25/48	210,380	166,888
Class DM, 2% 1/25/48	223,574	177,354
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (b)(j)	13,548	2,491
Series 351:
Class 12, 5.5% 4/25/34 (b)(j)	8,352	1,319
Class 13, 6% 3/25/34 (j)	12,837	2,226
Series 359 Class 19, 6% 7/25/35 (b)(j)	7,373	1,334
Series 384 Class 6, 5% 7/25/37 (j)	24,745	4,045
Freddie Mac:
planned amortization class:
Series 2017-4676 Class VD, 4% 8/15/37	42,327	41,911
Series 2017-4746 Class PA, 4% 2/15/47	174,226	166,254
Series 2021-5141 Class JM, 1.5% 4/25/51	727,743	586,276
Series 2021-5148:
Class AD, 1.5% 10/25/51	426,354	343,672
Class PC, 1.5% 10/25/51	422,481	336,686
Series 2095 Class PE, 6% 11/15/28	29,628	29,706
Series 2104 Class PG, 6% 12/15/28	9,551	9,578
Series 2121 Class MG, 6% 2/15/29	12,732	12,769
Series 2154 Class PT, 6% 5/15/29	23,823	23,900
Series 2162 Class PH, 6% 6/15/29	2,921	2,923
Series 2520 Class BE, 6% 11/15/32	27,384	27,623
Series 2693 Class MD, 5.5% 10/15/33	394,694	390,397
Series 2802 Class OB, 6% 5/15/34	41,917	42,078
Series 3002 Class NE, 5% 7/15/35	36,810	36,260
Series 3189 Class PD, 6% 7/15/36	36,327	37,046
Series 3415 Class PC, 5% 12/15/37	12,513	12,318
Series 3832 Class PE, 5% 3/15/41	155,540	152,978
Series 4135 Class AB, 1.75% 6/15/42	23,967	21,648
sequential payer:
Series 2015-4492 Class LB, 4% 3/15/44	27,074	26,836
Series 2015-4506 Class LB, 4% 4/15/44	58,020	57,439
Series 2015-4522 Class LB, 4% 6/15/44	42,277	41,828
Series 2015-4535 Class LB, 4% 8/15/44	40,788	40,367
Series 2016-4636 Class AE, 4% 7/15/42	73,544	72,785
Series 2017-4646 Class LA, 4% 9/15/45	123,497	120,849
Series 2017-4661 Class AC, 4% 4/15/43	55,915	55,167
Series 2020-4993 Class LA, 2% 8/25/44	924,515	828,417
Series 2020-5018:
Class LC, 3% 10/25/40	312,461	276,380
Class LY, 3% 10/25/40	237,622	210,137
Series 2020-5058 Class BE, 3% 11/25/50	879,870	744,958
Series 2021-5169 Class TP, 2.5% 6/25/49	353,165	300,613
Series 2021-5175 Class CB, 2.5% 4/25/50	1,091,052	925,104
Series 2021-5180 Class KA, 2.5% 10/25/47	218,397	188,434
Series 2022-5189:
Class DA, 2.5% 5/25/49	226,856	190,333
Class TP, 2.5% 5/25/49	362,532	304,130
Series 2022-5190:
Class BA, 2.5% 11/25/47	213,623	184,099
Class CA, 2.5% 5/25/49	303,752	254,763
Series 2022-5191 Class CA, 2.5% 4/25/50	257,036	216,547
Series 2022-5197:
Class A, 2.5% 6/25/49	303,753	254,763
Class DA, 2.5% 11/25/47	162,188	139,965
Series 2022-5198 Class BA, 2.5% 11/25/47	782,635	686,088
Series 2022-5199 Class 0, 3% 5/25/48	10,548,744	9,378,551
Series 2022-5200 Class C, 3% 5/25/48	2,163,643	1,943,223
Series 2022-5201 Class EB, 3% 2/25/48	6,654,680	5,970,593
Series 2022-5202:
Class AG, 3% 1/25/49	281,614	250,461
Class LB, 2.5% 10/25/47	173,548	149,924
Class UA, 3% 4/25/50	2,075,628	1,821,575
Series 2022-5248 Class A, 4% 4/15/48	1,290,660	1,238,282
Series 2024-5386 Class DC, 2% 12/25/40	6,669,799	5,790,745
Series 2114 Class ZM, 6% 1/15/29	4,036	4,048
Series 2135 Class JE, 6% 3/15/29	13,161	13,266
Series 2274 Class ZM, 6.5% 1/15/31	9,494	9,499
Series 2281 Class ZB, 6% 3/15/30	5,540	5,589
Series 2357 Class ZB, 6.5% 9/15/31	22,147	22,318
Series 2502 Class ZC, 6% 9/15/32	20,636	20,814
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1618% 2/15/36 (b)(j)(l)	12,656	939
Series 2013-4281 Class AI, 4% 12/15/28 (j)	1,820	12
Series 2017-4683 Class LM, 3% 5/15/47	212,547	198,849
Series 2020-5000 Class BA, 2% 4/25/45	700,744	617,556
Series 2020-5041 Class LB, 3% 11/25/40	531,770	470,679
Series 2021-5083 Class VA, 1% 8/15/38	860,985	800,981
Series 2021-5133 Class BA, 1.5% 7/25/41	2,443,783	1,856,388
Series 2021-5176 Class AG, 2% 1/25/47	821,616	692,867
Series 2021-5182 Class A, 2.5% 10/25/48	1,426,025	1,216,713
Series 2022-5207 Class PA, 3% 6/25/51	4,981,259	4,366,182
Series 2022-5210 Class AB, 3% 1/25/42	1,482,928	1,336,258
Series 2022-5214 Class CB, 3.25% 4/25/52	3,745,542	3,412,095
Series 2380 Class SY, 8.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.7618% 11/15/31 (b)(j)(l)	20,138	680
Series 2587 Class IM, 6.5% 3/15/33 (j)	10,164	1,610
Series 2933 Class ZM, 5.75% 2/15/35	131,290	132,276
Series 2947 Class XZ, 6% 3/15/35	69,899	70,744
Series 2996 Class ZD, 5.5% 6/15/35	86,707	86,742
Series 3237 Class C, 5.5% 11/15/36	113,203	113,549
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2218% 11/15/36 (b)(j)(l)	42,950	3,337
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1418% 6/15/37 (b)(j)(l)	33,696	3,124
Series 3949 Class MK, 4.5% 10/15/34	25,285	24,588
Series 4055 Class BI, 3.5% 5/15/31 (j)	7,684	39
Series 4149 Class IO, 3% 1/15/33 (j)	17,029	1,219
Series 4314 Class AI, 5% 3/15/34 (j)	2,327	36
Series 4427 Class LI, 3.5% 2/15/34 (j)	79,694	3,730
Series 4471 Class PA 4% 12/15/40	103,133	99,923
target amortization class Series 2017-4692 Class KB, 4% 10/15/46	360,471	340,275
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	11,165	11,161
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	542,491	438,191
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	347,497	296,162
Class GC, 2% 11/25/47	174,930	149,276
Series 2021-5164 Class M, 2.5% 7/25/48	354,191	302,042
Series 4386 Class AZ, 4.5% 11/15/40	338,507	320,943
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2559% 6/16/37 (b)(j)(l)	19,965	1,654
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7627% 7/20/60 (b)(c)(m)	40,822	40,689
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7386% 9/20/60 (b)(c)(m)	41,033	40,869
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7386% 8/20/60 (b)(c)(m)	36,226	36,079
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 4/20/61 (b)(c)(m)	11,158	11,142
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.0886% 5/20/61 (b)(c)(m)	1,660	1,647
Series 2019-11 Class F, CME Term SOFR 1 Month Index + 0.510% 5.8346% 1/20/49 (b)(c)	75,924	74,770
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9346% 10/20/49 (b)(c)	125,955	122,062
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.8846% 2/20/49 (b)(c)	247,360	241,196
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	6,430	364
Series 2016-69 Class WA, 3% 2/20/46	100,889	90,644
Series 2017-134 Class BA, 2.5% 11/20/46	37,107	32,702
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	57,057	55,251
Series 2010-160 Class DY, 4% 12/20/40	331,222	313,154
Series 2010-170 Class B, 4% 12/20/40	73,174	69,103
Series 2017-139 Class BA, 3% 9/20/47	403,748	352,583
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0659% 5/16/34 (b)(j)(l)	35,528	1,891
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7659% 8/17/34 (b)(j)(l)	11,555	864
Series 2011-52 Class HI, 7% 4/16/41 (j)	125,884	17,276
Series 2013-149 Class MA, 2.5% 5/20/40	194,288	186,809
Series 2015-H13 Class HA, 2.5% 8/20/64 (m)	2,757	2,627
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.36% 8/20/66 (b)(c)(m)	233,970	232,806
TOTAL U.S. GOVERNMENT AGENCY		121,313,385
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $140,639,730)		138,580,715

Commercial Mortgage Securities - 14.9%
	Principal Amount (a)	Value ($)
Arbor Multifamily Mortgage Securities Trust sequential payer Series 2021-MF2 Class ASB, 2.2446% 6/15/54 (i)	1,454,000	1,282,371
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.467% 1/15/39 (b)(c)(i)	1,800,000	1,787,625
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (i)	259,000	233,078
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	1,557,188	1,457,482
Series 2018-BN10:
Class A4, 3.428% 2/15/61	398,505	374,504
Class ASB, 3.641% 2/15/61	642,836	623,965
Series 2018-BN15 Class A3, 4.138% 11/15/61	2,450,553	2,340,249
Series 2019-BN19 Class ASB, 3.071% 8/15/61	1,100,000	1,035,650
Series 2020-BN26 Class ASB, 2.313% 3/15/63	2,500,000	2,280,028
Series 2020-BN25 Class XB, 0.4392% 1/15/63 (b)(j)	6,959,678	147,794
Series 2021-BN33 Class XA, 1.0514% 5/15/64 (b)(j)	4,822,584	236,549
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A4, 3.953% 8/15/61	600,000	565,581
BANK Trust sequential payer Series 2017-BNK5:
Class A5, 3.39% 6/15/60	1,480,783	1,389,681
Class ASB, 3.179% 6/15/60	372,548	358,846
Bank5 2023-5Yr3 sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	800,000	833,879
BBCMS Mortgage Trust sequential payer:
Series 2021-C11 Class A1, 0.752% 9/15/54	3,653,002	3,453,087
Series 2021-C9 Class ASB, 1.96% 2/15/54	2,200,000	1,959,169
Series 2023-C21 Class A3, 6.2964% 9/15/56 (b)	400,000	417,034
Bbcms Mtg Trust 2024-5C25 sequential payer Series 2024-5C25 Class A3, 5.946% 3/15/57	2,300,000	2,339,503
Benchmark 2023-V3 Mtg Trust:
sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	615,000	631,858
Series 2023-V3 Class XA, 0.8142% 7/15/56 (b)	44,600,517	1,301,773
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B2 Class ASB, 3.7802% 2/15/51	610,537	593,855
Series 2021-B25 Class ASB, 2.271% 4/15/54	4,000,000	3,529,554
Series 2021-B28 Class A1, 0.5974% 8/15/54	3,860,926	3,631,357
Series 2024-V6 Class A3, 5.9255% 3/15/29	1,800,000	1,829,741
Series 2019-B14 Class XA, 0.7684% 12/15/62 (b)(j)	12,771,206	304,201
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1815% 9/15/26 (b)(c)(i)	752,731	729,394
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6589% 3/15/41 (b)(c)(i)	2,676,000	2,677,674
BMO Mortgage Trust:
sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	4,700,000	4,855,988
Series 2023-C6 Class XA, 0.7864% 9/15/56 (b)(j)	19,067,769	1,063,730
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2148% 4/15/37 (b)(c)(i)	4,039,509	4,062,231
BX Commercial Mortgage Trust:
floater:
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2315% 2/15/36 (b)(c)(i)	154,000	153,403
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0838% 5/15/38 (b)(c)(i)	504,666	500,881
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8078% 4/15/37 (b)(c)(i)	239,308	239,233
Series 2023-XL3 Class B, CME Term SOFR 1 Month Index + 2.190% 7.5076% 12/9/40 (b)(c)(i)	270,000	271,519
floater sequential payer:
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1015% 6/15/38 (b)(c)(i)	2,350,534	2,334,432
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7084% 3/15/41 (b)(c)(i)	3,651,806	3,654,090
Series 2019-OC11 Class XA, 0.742% 12/9/41 (b)(i)(j)	114,700,000	4,043,496
BX Commercial Mortgage Trust 2024-Xl4:
floater Series 2024-XL5 Class B, CME Term SOFR 1 Month Index + 1.690% 7.008% 3/15/41 (b)(c)(i)	624,298	623,517
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7588% 2/15/39 (b)(c)(i)	6,877,955	6,888,702
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.8415% 5/15/41 (b)(i)	2,048,000	2,050,560
BX Trust:
floater:
Series 2022-IND Class B, CME Term SOFR 1 Month Index + 1.940% 7.2568% 4/15/37 (b)(c)(i)	3,896,343	3,896,343
Series 2024-CNYN Class A, CME Term SOFR 1 Month Index + 1.440% 6.7586% 4/15/29 (b)(c)(i)	2,425,000	2,426,516
floater sequential payer Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 1/15/34 (b)(c)(i)	3,571,546	3,553,770
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.360% 6.684% 12/15/37 (b)(c)(i)	1,650,000	1,650,648
CD Mortgage Trust sequential payer:
Series 2017-CD4 Class ASB, 3.317% 5/10/50	254,731	246,649
Series 2017-CD5 Class A3, 3.171% 8/15/50	750,000	696,727
CFCRE Commercial Mortgage Trust sequential payer Series 2016-C7 Class A2, 3.5853% 12/10/54	1,583,583	1,500,392
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1 Class A3, 3.197% 8/15/50	4,838,234	4,530,424
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2016-C1 Class A4, 3.209% 5/10/49	8,600,000	8,210,503
Series 2016-P4 Class A4, 2.902% 7/10/49	3,389,000	3,189,598
Series 2017-P7 Class AAB, 3.509% 4/14/50	539,497	526,450
Series 2015-GC27 Class A5, 3.137% 2/10/48	3,100,000	3,061,281
Series 2015-GC33 Class XA, 0.8666% 9/10/58 (b)(j)	7,522,357	60,676
Series 2016-P6 Class XA, 0.5536% 12/10/49 (b)(j)	6,100,841	66,864
Series 2019-GC41 Class XA, 1.0389% 8/10/56 (b)(j)	5,000,110	175,397
Citigroup Commercial Mtg Trust 2018-C6 sequential payer Series 2018-C6 Class A3, 4.145% 11/10/51	1,500,000	1,390,516
COMM Mortgage Trust:
sequential payer Series 2015-CR24 Class A5, 3.696% 8/10/48	1,230,000	1,199,350
Series 2014-CR20 Class XA, 0.9184% 11/10/47 (b)(j)	1,700,011	82
Series 2014-LC17 Class XA, 0.6416% 10/10/47 (b)(j)	4,553,414	46
Series 2014-UBS6 Class XA, 0.8128% 12/10/47 (b)(j)	3,911,353	2,178
Commercial Mortgage Trust sequential payer Series 2018-CD7 Class ASB, 4.213% 8/15/51	205,985	199,955
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C4 Class A3, 3.5438% 11/15/48	1,753,256	1,708,752
Series 2017-CX10 Class ASB, 3.3269% 11/15/50	238,673	231,767
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	454,610	439,814
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 5.8433% 1/15/41 (b)(i)	163,000	162,239
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 11/15/38 (b)(c)(i)	3,555,861	3,526,969
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5517% 11/15/38 (b)(c)(i)	2,207,431	2,190,882
Fannie Mae sequential payer Series 2019-M5 Class A2, 3.273% 2/25/29	2,901,876	2,701,805
Freddie Mac sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	52,691	51,335
Series 2016-K055 Class A2, 2.673% 3/25/26	19,000,000	18,188,892
Series 2018-K732 Class A2, 3.7% 5/25/25	3,930,467	3,867,011
Series 2019-K735 Class A2, 2.862% 5/25/26	4,866,027	4,663,687
Series 2023-K751 Class A2, 4.412% 3/25/30	200,000	194,560
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3815% 9/15/31 (b)(c)(i)	1,554,769	1,547,584
Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3815% 10/15/36 (b)(c)(i)	1,116,351	1,106,583
sequential payer:
Series 2015-GC30 Class A4, 3.382% 5/10/50	2,619,000	2,555,544
Series 2017-GS8 Class AAB, 3.313% 11/10/50	283,362	274,558
Series 2018-GS10:
Class A4, 3.89% 7/10/51	1,500,000	1,410,667
Class A5, 4.155% 7/10/51	400,000	374,232
Class AAB, 4.106% 7/10/51	161,616	157,403
Series 2018-GS9 Class A4, 3.992% 3/10/51	2,036,548	1,877,759
Series 2019-GC38 Class A3, 3.703% 2/10/52	1,400,000	1,301,637
Series 2020-GC45 Class AAB, 2.8428% 2/13/53	600,000	558,236
Series 2015-GC34 Class XA, 1.1922% 10/10/48 (b)(j)	3,628,361	41,590
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8056% 8/15/39 (b)(c)(i)	816,405	820,487
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2015-C33 Class A3, 3.5043% 12/15/48	533,055	518,547
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/49	2,038,357	1,988,423
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C4 Class ASB, 2.9941% 12/15/49	131,382	126,937
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (i)	443,741	410,460
Class XAFX, 1.116% 7/5/33 (b)(i)(j)	3,810,547	84,606
LCCM Mortgage Loan Trust sequential payer Series 2017-LC26 Class A3, 3.289% 7/12/50 (i)	126,923	119,511
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 7/15/38 (b)(c)(i)	332,189	331,278
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.0253% 10/15/48 (b)(j)	4,286,727	32,824
Morgan Stanley Bank of America Merrill Lynch Trust sequential payer Series 2017-C34 Class ASB, 3.354% 11/15/52	636,784	613,288
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, CME Term SOFR 1 Month Index + 0.890% 6.214% 8/15/33 (b)(c)(i)	704,715	579,276
sequential payer:
Series 2017-HR2:
Class A3, 3.33% 12/15/50	594,485	552,203
Class A4, 3.587% 12/15/50	560,000	522,520
Series 2018-L1:
Class A3, 4.139% 10/15/51	5,000,000	4,713,721
Class ASB, 4.238% 10/15/51	3,309,238	3,221,313
Series 2019-L2 Class A3, 3.806% 3/15/52	7,100,000	6,620,730
Series 2019-MEAD Class A, 3.17% 11/10/36 (i)	562,697	531,075
Series 2019-MEAD Class B, 3.1771% 11/10/36 (b)(i)	81,443	76,052
Series 2021-L6 Class XA, 1.2029% 6/15/54 (b)(j)	1,062,839	55,410
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4059% 10/15/28 (b)(c)(i)	471,040	477,812
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9155% 10/15/36 (b)(c)(i)	3,792,076	3,754,541
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.008% 7/15/36 (b)(c)(i)	2,406,000	2,384,990
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1621% 11/15/38 (b)(c)(i)	1,017,825	1,014,044
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5111% 11/15/38 (b)(c)(i)	907,894	902,219
Ubs Commercial Mortgage Trust sequential payer Series 2017-C4 Class ASB, 3.366% 10/15/50	475,443	460,986
UBS Commercial Mortgage Trust:
sequential payer:
Series 2017-C7 Class ASB, 3.586% 12/15/50	1,492,843	1,446,356
Series 2018-C12 Class A4, 4.0299% 8/15/51	2,469,981	2,316,920
Series 2018-C9 Class A4, 4.117% 3/15/51	300,000	278,556
Series 2017-C7 Class XA, 0.9864% 12/15/50 (b)(j)	5,207,884	146,393
Wells Fargo Commercial Mortgage sequential payer Series 2018-C45 Class ASB, 4.147% 6/15/51	3,934,784	3,827,022
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2016-C35 Class A4FL, CME Term SOFR 1 Month Index + 1.160% 6.485% 7/15/48 (b)(c)(i)	4,000,000	3,997,639
Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6315% 5/15/31 (b)(c)(i)	13,457,000	13,217,313
sequential payer:
Series 2012-C41 Class A3, 3.21% 11/15/50	5,000,000	4,658,880
Series 2017-C38 Class ASB, 3.261% 7/15/50	223,374	217,527
Series 2017-C40 Class A3, 3.317% 10/15/50	6,565,000	6,172,439
Series 2017-C42 Class ASB, 3.488% 12/15/50	235,415	228,357
Series 2018-C46 Class ASB, 4.086% 8/15/51	2,194,389	2,139,119
Series 2018-C47:
Class A3, 4.175% 9/15/61	4,822,464	4,607,740
Class ASB, 4.365% 9/15/61	882,812	863,321
Series 2015-C31 Class XA, 0.947% 11/15/48 (b)(j)	3,778,637	34,664
Series 2017-C42 Class XA, 0.8591% 12/15/50 (b)(j)	7,305,835	179,941
Series 2018-C46 Class XA, 0.9139% 8/15/51 (b)(j)	3,716,309	78,541
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class XA, 0.8311% 11/15/47 (b)(j)	2,343,525	956
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $229,814,251)		230,130,072

Money Market Funds - 9.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (n) (Cost $149,399,742)	149,369,868	149,399,742

Purchased Swaptions - 0.4%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.2%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	2,600,000	104,993
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.94% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/10/29	12,900,000	515,017
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	27,800,000	1,063,355
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	4,800,000	205,715
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	5,300,000	203,432
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	15,900,000	977,097
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.865% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	4,500,000	167,380
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	8,300,000	301,637
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.9625% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/14/29	8,600,000	345,367

TOTAL PUT OPTIONS			3,883,993
Call Options - 0.2%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	2,600,000	49,668
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.94% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/10/29	12,900,000	513,205
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	27,800,000	1,174,132
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	4,800,000	173,184
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	5,300,000	107,277
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	15,900,000	145,610
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.865% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	4,500,000	124,742
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	8,300,000	180,148
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.9625% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/14/29	8,600,000	339,778

TOTAL CALL OPTIONS			2,807,744
TOTAL PURCHASED SWAPTIONS (Cost $7,042,202)			6,691,737

TOTAL INVESTMENT IN SECURITIES - 185.1% (Cost $2,888,840,864)	2,864,945,686
NET OTHER ASSETS (LIABILITIES) - (85.1)%	(1,316,878,931)
NET ASSETS - 100.0%	1,548,066,755

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/54	(28,400,000)	(22,739,269)
2% 6/1/54	(7,200,000)	(5,764,885)
2% 6/1/54	(3,800,000)	(3,042,578)
2.5% 6/1/54	(50,000)	(41,646)
2.5% 6/1/54	(25,500,000)	(21,239,684)
3.5% 6/1/54	(16,650,000)	(14,851,745)
3.5% 6/1/54	(18,950,000)	(16,903,337)
4.5% 6/1/54	(21,100,000)	(19,933,862)
5.5% 6/1/54	(200,000)	(198,346)
5.5% 6/1/54	(200,000)	(198,346)
6% 6/1/54	(6,700,000)	(6,744,071)
6% 6/1/54	(5,375,000)	(5,410,356)
6% 6/1/54	(12,900,000)	(12,984,854)
6% 6/1/54	(925,000)	(931,084)
6% 6/1/54	(4,800,000)	(4,831,573)
6% 6/1/54	(8,300,000)	(8,354,596)
6% 6/1/54	(6,700,000)	(6,744,071)
6% 6/1/54	(5,375,000)	(5,410,356)

TOTAL GINNIE MAE		(156,324,659)

Uniform Mortgage Backed Securities
2% 6/1/54	(35,500,000)	(27,365,491)
2% 6/1/54	(11,750,000)	(9,057,592)
2% 6/1/54	(20,100,000)	(15,494,264)
2% 6/1/54	(116,900,000)	(90,113,405)
2% 6/1/54	(1,300,000)	(1,002,117)
2% 6/1/54	(8,400,000)	(6,475,215)
2% 6/1/54	(35,500,000)	(27,365,491)
2% 6/1/54	(27,100,000)	(20,890,276)
2.5% 6/1/54	(5,400,000)	(4,357,337)
2.5% 6/1/54	(13,175,000)	(10,631,095)
2.5% 6/1/54	(3,725,000)	(3,005,755)
2.5% 6/1/54	(13,150,000)	(10,610,922)
2.5% 6/1/54	(54,900,000)	(44,299,590)
2.5% 6/1/54	(5,400,000)	(4,357,337)
2.5% 6/1/54	(13,175,000)	(10,631,095)
3% 6/1/54	(3,600,000)	(3,025,970)
3% 6/1/54	(2,100,000)	(1,765,149)
3% 6/1/54	(2,600,000)	(2,185,422)
3% 6/1/54	(1,300,000)	(1,092,711)
3% 6/1/54	(12,000,000)	(10,086,565)
3% 6/1/54	(2,600,000)	(2,185,422)
3% 6/1/54	(5,300,000)	(4,454,900)
3.5% 6/1/54	(4,325,000)	(3,789,952)
3.5% 6/1/54	(2,000,000)	(1,752,579)
3.5% 6/1/54	(46,675,000)	(40,900,808)
3.5% 6/1/54	(25,000,000)	(21,907,235)
3.5% 6/1/54	(17,350,000)	(15,203,621)
4% 6/1/54	(4,000,000)	(3,627,967)
4% 6/1/54	(3,900,000)	(3,537,268)
4% 6/1/54	(4,650,000)	(4,217,512)
4% 6/1/54	(100,000)	(90,699)
4% 6/1/54	(4,000,000)	(3,627,967)
4.5% 6/1/54	(700,000)	(655,293)
4.5% 6/1/54	(4,800,000)	(4,493,440)
4.5% 6/1/54	(4,800,000)	(4,493,440)
4.5% 6/1/54	(700,000)	(655,293)
4.5% 6/1/54	(14,500,000)	(13,573,934)
5.5% 6/1/54	(4,350,000)	(4,278,801)
5.5% 7/1/54	(4,350,000)	(4,278,121)
6% 6/1/54	(2,600,000)	(2,603,350)
6% 6/1/54	(8,100,000)	(8,110,438)
6% 6/1/54	(31,150,000)	(31,190,140)
6% 6/1/54	(10,900,000)	(10,914,046)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(494,355,025)

TOTAL TBA SALE COMMITMENTS (Proceeds $652,215,841)		(650,679,684)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	210	Sep 2024	42,777,656	(39,737)	(39,737)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	3	Sep 2024	367,313	(6,284)	(6,284)

TOTAL PURCHASED					(46,021)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	400	Sep 2024	43,518,750	201,472	201,472
CBOT 5-Year U.S. Treasury Note Contracts (United States)	974	Sep 2024	103,046,156	305,074	305,074
CBOT Long Term U.S. Treasury Bond Contracts (United States)	131	Sep 2024	15,204,188	177,825	177,825

TOTAL SOLD					684,371

TOTAL FUTURES CONTRACTS					638,350
The notional amount of futures purchased as a percentage of Net Assets is 2.8%
The notional amount of futures sold as a percentage of Net Assets is 10.5%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	850,000	126,715	(242,989)	(116,274)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	260,000	38,760	(60,042)	(21,282)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	250,000	37,269	(55,821)	(18,552)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	130,000	19,380	(35,753)	(16,373)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	270,000	40,251	(66,101)	(25,850)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	480,000	71,557	(115,253)	(43,696)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	520,000	77,520	(121,354)	(43,834)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	300,000	44,723	(58,239)	(13,516)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,100,000	163,984	(181,333)	(17,349)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	560,000	83,483	(158,245)	(74,762)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	280,000	41,742	(78,448)	(36,706)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	280,000	41,742	(74,014)	(32,272)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	780,000	116,280	(187,014)	(70,734)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	390,000	58,140	(96,457)	(38,317)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	120,000	17,889	(28,391)	(10,502)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	11,926	(18,419)	(6,493)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,600,000	238,523	(267,669)	(29,146)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,000,000	298,154	(337,110)	(38,956)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly	1,200,000	137,000	(195,588)	(58,588)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	700,000	79,917	(86,886)	(6,969)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	400,000	45,667	(56,514)	(10,847)
CMBX N.A. BBB- Index Series 17		Dec 2056	JPMorgan Securities LLC	(3%)	Monthly	600,000	68,500	(79,614)	(11,114)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,200,000	137,000	(168,419)	(31,419)

TOTAL BUY PROTECTION							1,996,122	(2,769,673)	(773,551)
Sell Protection
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly	9,000,000	(101,503)	90,080	(11,423)
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	15,710,000	(233,524)	275,865	42,341
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Goldman Sachs & Co. LLC	0.5%	Monthly	2,200,000	(32,702)	29,157	(3,545)

TOTAL SELL PROTECTION							(367,729)	395,102	27,373
TOTAL CREDIT DEFAULT SWAPS							1,628,393	(2,374,571)	(746,178)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2026	72,235,000	671,531	0	671,531
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2027	13,485,000	172,540	0	172,540
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2029	1,283,000	23,356	0	23,356
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2031	29,154,000	667,720	0	667,720
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2044	6,363,000	(6,182)	0	(6,182)
TOTAL INTEREST RATE SWAPS							1,528,965	0	1,528,965

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $3,252,250.
(e)	Security or a portion of the security has been segregated as collateral for open . At period end, the value of securities pledged amounted to $.
(f)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $3,798,890.

(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,202,992.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $144,093,202 or 9.3% of net assets.

(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Level 3 security
(l)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(m)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	23,034,885	1,299,681,208	1,173,316,099	6,000,714	(252)	-	149,399,742	0.3%
Total	23,034,885	1,299,681,208	1,173,316,099	6,000,714	(252)	-	149,399,742

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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